Fair Value Measurements (Details) - EBP 002 - USD ($)	Sep. 30, 2025	Sep. 30, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 39,778,676	$ 35,059,639
Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	26,730,520	23,156,535
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	13,048,156	11,903,104
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	39,778,676	35,059,639
Level 1 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	26,730,520	23,156,535
Level 1 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	13,048,156	11,903,104
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Fair Value, Inputs, Level 3 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Fair Value, Inputs, Level 3 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 0	$ 0